ACQUISITIONS (Tables)	6 Months Ended
Jun. 30, 2021
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
Net assets and liabilities acquired from the 2020 and 2021 Acquisitions consist of the following;

(In thousands)	SmarterChaos	Aimtell, PushPros and Aramis (preliminary)	Crisp Results (preliminary)	Expected Useful Life
	2020	2021	2021	2021
Goodwill	$3,078	$4,853	$17,370
Technology	$—	$10,500	$—	3 to 5
Customer relationships	$2,500	$7,920	$26,000	5 to 6
Accounts receivable	$576	$3,313	$2,610
Brand	$277	$226	$5,100	1 to 7
Non-competitive agreements	$—	$117	$—	3
Property and equipment	$28	$250	$220	3 to 5
Accounts payable	$(1,156)	$(2,966)	$(1,593)
Other assets acquired and liabilities assumed, net (1)	$496	$1,057	$—
Net assets and liabilities acquired	$5,799	$25,270	$49,707
(1) Other assets acquired and liabilities assumed, net includes Prepaids, and Other Current Assets, partially offset by other current liabilities (i.e., Travel and expense payables, payroll liabilities, tax liabilities).

Schedule of Business Acquisitions, by Acquisition	The following schedule represents the amounts of net revenue and net income (loss) from operations related to 2021 and 2020 acquisitions which have been included in the unaudited consolidated statements of operations for the periods indicated subsequent to the acquisition date.

	Three Months Ended June 30, 2021		Six Months Ended June 30, 2021
(In thousands)	Aimtell, PushPros and Aramis	Crisp Results	Aimtell, PushPros and Aramis	Crisp Results
Net revenue	$5,774	$6,967	$10,075	$6,967
Net income (loss) from operations	$(484)	$(155)	$(620)	$(155)

			Three Months Ended June 30, 2021	Six Months Ended June 30, 2021
(In thousands)			SmarterChaos
Net revenue			$934	$1,757
Net income (loss) from operations			$7	$(161)

Pro Forma Information	The pro forma results do not necessarily reflect the actual results of operations of the combined companies under our ownership and operation.
A proforma schedule for SmarterChaos is not included below because the Company was acquired on July 16, 2020 and net revenue and net income from operations related to this acquisition prior to July 16, 2020 was not material to the Company’s consolidated financial position or results of operations. Net revenue and net income from operations are presented in the above table subsequent to the acquisition date.

	Three Months Ended June 30, 2021		Six Months Ended June 30, 2021
(In thousands)	Aimtell, PushPros and Aramis	Crisp Results	Aimtell, PushPros and Aramis	Crisp Results
Net revenue	$5,774	$6,967	$14,860	$15,246
Net income (loss) from operations	$(484)	$(155)	$635	$2,087

	Three Months Ended June 30, 2020		Six Months Ended June 30, 2020
	Aimtell, PushPros and Aramis	Crisp Results	Aimtell, PushPros and Aramis	Crisp Results
Net revenue	$8,393	$6,650	$16,432	$13,110
Net income (loss) from operations	$2,573	$1,119	$3,268	$2,105